Impaired Loans Where Bank is Probable that it will not Collect all Amounts due According to Original Contractual Terms of Loans (Detail) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Mar. 31, 2014 INR	Sep. 30, 2014 Retail Loans Auto loans INR	Mar. 31, 2014 Retail Loans Auto loans INR	Sep. 30, 2014 Retail Loans Personal loans/Credit card INR	Mar. 31, 2014 Retail Loans Personal loans/Credit card INR	Sep. 30, 2014 Retail Loans Retail Business Banking INR	Mar. 31, 2014 Retail Loans Retail Business Banking INR	Sep. 30, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Mar. 31, 2014 Retail Loans Commercial vehicle and construction equipment finance INR	Sep. 30, 2014 Retail Loans Housing loans INR	Mar. 31, 2014 Retail Loans Housing loans INR	Sep. 30, 2014 Retail Loans Other retail INR	Mar. 31, 2014 Retail Loans Other retail INR	Sep. 30, 2014 Wholesale loans INR	Mar. 31, 2014 Wholesale loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investments	$ 560.8	34,727.5	29,686.5	2,149.1	1,845.2	2,103.2	1,984.4	8,758.4	7,104.6	6,859.8	6,207.8	209.1	205.8	5,095.8	3,580.5	9,552.1	8,758.2
Unpaid principal balance	560.8	34,727.5	29,686.5	2,149.1	1,845.2	2,103.2	1,984.4	8,758.4	7,104.6	6,859.8	6,207.8	209.1	205.8	5,095.8	3,580.5	9,552.1	8,758.2
Related specific allowance	388.6	24,063.8	20,649.2	920.4	796.1	1,330.9	1,267.3	6,359.5	5,598.1	4,134.0	3,472.9	113.4	116.7	2,600.6	2,082.0	8,605.0	7,316.1
Average recorded investments	520.1	32,207.2	25,409.5	1,997.2	1,542.0	2,043.8	1,767.5	7,931.5	6,447.4	6,533.8	4,932.9	207.5	236.9	4,338.2	2,827.2	9,155.2	7,655.6
Finance receivable on non-accrual status	$ 553.5	34,272.4	29,414.7	2,149.1	1,845.2	2,103.2	1,984.4	8,477.5	6,978.2	6,859.8	6,207.8	209.1	205.8	5,095.8	3,580.5	9,377.9	8,612.8